Basic and diluted net earnings per share - Schedule of Earnings per Share (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Net earnings attributable to shareholders of APUC	$ 530,884	$ 184,988
Series A and D Preferred shares dividend	8,486	8,027
Net earnings attributable to common shareholders of APUC from continuing operations – basic and diluted	$ 522,398	$ 176,961
Weighted average number of shares
Basic (in shares)	499,910,876	461,818,023
Effect of dilutive securities (in shares)	4,828,678	4,227,595
Diluted (in shares)	504,739,554	466,045,618
Series A Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 4,666	$ 4,169
Series D Preferred Stock
Class of Stock [Line Items]
Series A and D Preferred shares dividend	$ 3,820	$ 3,858